Segment reporting	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision-maker is the Board of Directors.
The following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Six Months Ended
	June 30,
(in millions of $)	2026	20251)
United States	2,380	1,483
Japan	169	84
China	17	33
Rest of the World	247	139
Total product net sales	2,813	1,739

1)Comparative figures have been presented to be consistent with the one adopted in the Company’s latest Annual Report.
The Company sells its products through a limited number of distributors and wholesalers. Three U.S. customers represent approximately 72% of the product net sales during the six months ended June 30, 2026 (compared to five
U.S. customers representing 85% for the same period in 2025). Product net sales in the Netherlands, the Company’s country of domicile, are not material.